Shareholder Report, Holdings (Details)	Dec. 31, 2024
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.40%
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class Shares | Other
Holdings [Line Items]
Percent of Net Asset Value	38.60%
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class Shares | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	61.40%
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	61.40%
IDX Commodity Opportunities Fund | Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.67%
IDX Commodity Opportunities Fund | Institutional Class Shares | Other
Holdings [Line Items]
Percent of Net Asset Value	19.33%
IDX Commodity Opportunities Fund | Institutional Class Shares | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	80.67%
IDX Commodity Opportunities Fund | Institutional Class Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	80.67%